General Information, Statement of Compliance and Basis of Presentation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General Information, Statement of Compliance and Basis of Presentation [Abstract]
Net losses	€ 57,041	€ 47,003	€ 33,590
Decrease in cash and cash equivalents	(42,533)	€ (35,230)	€ 84,056
Accumulated deficit	(227,300)
Working capital	22,700
Temporary waiver	€ 15,000